Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The HRCC generally approves annual equity awards under our LTI program during a meeting in the first quarter of each year. The HRCC’s first quarter meetings are scheduled approximately 15 months in advance and targeted to fall within the window period following the release of our earnings for the fourth quarter of the previous year, typically by at least a week. Consistent with recent years, in 2024 the awards were approved by the HRCC on February 21, 2024 following our release of earnings for 2023 on February 4, 2024, with the grant date for the LTI awards being March 1, 2024 and the award amounts based on the 15-day volume-weighted average closing price ending the day prior to the grant date. As described in this CD&A, the LTI program for our senior leadership team, including our NEOs, currently includes grants of time-based and performance-based restricted shares or units and, for 2024, included performance-based cash awards. We have not granted stock options in several years. The HRCC does not take material nonpublic information into account when determining the timing and terms of equity awards, and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Method	The HRCC generally approves annual equity awards under our LTI program during a meeting in the first quarter of each year. The HRCC’s first quarter meetings are scheduled approximately 15 months in advance and targeted to fall within the window period following the release of our earnings for the fourth quarter of the previous year, typically by at least a week. Consistent with recent years, in 2024 the awards were approved by the HRCC on February 21, 2024 following our release of earnings for 2023 on February 4, 2024, with the grant date for the LTI awards being March 1, 2024 and the award amounts based on the 15-day volume-weighted average closing price ending the day prior to the grant date.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false